CONVERTIBLE NOTE PAYABLE	12 Months Ended
Mar. 31, 2012
CONVERTIBLE NOTE PAYABLE [Text Block]

NOTE 11 – CONVERTIBLE NOTE PAYABLE

August 2011 Convertible Note
On August 5, 2011, the Oregon USG Holdings, LLC (“Oregon Holdings”), a subsidiary of the Company, signed a convertible note agreement with the other equity partner (Enbridge Inc.). The principal of the loan totaled $2,125,000, and will accrue interest at a rate of 4.75% per annum. The loan balance plus accrued interest will convert to an equity interest in Oregon Holdings upon the earliest of a conversion event or April 1, 2014. Conversion events include the loss of federal funding to the Project. The converted balance would increase Enbridge Inc.’s ownership at a ratio of 1.5% for each $1 million contributed. At March 31, 2012, the loan balance totaled $2,125,000. The entire balance was considered to be long-term.

September 2010 Convertible Note
In September 2010, Oregon Holdings entered into a convertible loan agreement with Enbridge Inc. In April 2011, the U.S. Department of Energy guaranteed project loan was closed which triggered the terms of the conversion agreement. The unsecured convertible promissory note in the amount of $5,000,000 was converted to an equity interest in Oregon Holdings. With the note conversion and the additional capital contribution of $13.8 million, Enbridge, Inc. received a 20% ownership interest in Oregon Holdings.